Additional Information: Condensed Financial Statements of the Company (Details) - Schedule of Condensed Statements of Comprehensive Loss of the Parent Company - Parent [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Condensed Statements of Comprehensive Loss of the Parent Company [Line Items]
Operating expenses	$ (3,919)	$ (4,289)	$ (10,399)
Loss before income tax	(3,284)	(4,472)	(10,266)
(Loss)/income from subsidiaries and former VIEs	6,095	(15,381)	(35,775)
Net (loss)/income	$ 2,811	$ (19,853)	$ (46,041)